Investment Securities - Summary of Unrealized Loss Information for Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 186,692	$ 24,882
Less than 12 months Unrealized Losses	1,125	464
12 months or more Fair Value	100,790	407,443
12 months or more Unrealized Losses	1,274	19,561
Total Fair Value	287,482	432,325
Total Unrealized Losses	2,399	20,025
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	76,682
Less than 12 months Unrealized Losses	217
12 months or more Fair Value	20,429	95,978
12 months or more Unrealized Losses	72	3,388
Total Fair Value	97,111	95,978
Total Unrealized Losses	289	3,388
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	101,730	12,258
Less than 12 months Unrealized Losses	871	179
12 months or more Fair Value	76,630	234,929
12 months or more Unrealized Losses	1,179	12,194
Total Fair Value	178,360	247,187
Total Unrealized Losses	2,050	12,373
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	8,280	12,624
Less than 12 months Unrealized Losses	37	285
12 months or more Fair Value	3,731	76,536
12 months or more Unrealized Losses	23	3,979
Total Fair Value	12,011	89,160
Total Unrealized Losses	$ 60	$ 4,264